CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 2,637	$ (1,289)	$ 3,831
Foreign currency translation adjustments	(1,004)	782	(1,980)
Total other comprehensive income (loss)	(1,004)	782	(1,980)
Total comprehensive income (loss)	1,633	(507)	1,851
Total comprehensive income (loss) attributable to:
Senstar shareholders	1,633	(507)	1,851
Total comprehensive income (loss)	$ 1,633	$ (507)	$ 1,851